Bank borrowings- General (Details) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2021 USD ($)	May 31, 2019	Apr. 30, 2019	Apr. 30, 2017 USD ($)	Mar. 31, 2021 CNY (¥) item	Mar. 31, 2020 CNY (¥) item	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Bank borrowings
Current bank borrowings					¥ 3,606	¥ 5,154	$ 550
Non-current bank borrowings					38,335	39,660	5,851
Bank borrowings
Bank borrowings
Current bank borrowings					3,606
Non-current bank borrowings					38,335	39,660
Collateral amount pledged					18,365	18,744
Short-term other borrowings | Bank loans
Bank borrowings
Current bank borrowings					3,606	5,154
US$4.0 billion syndicated loan denominated in US$ | Bank loans
Bank borrowings
Non-current bank borrowings					¥ 26,153	¥ 28,211
Maturity term					5 years	5 years
Principal amount | $							$ 4,000	$ 4,000
Number of lead arrangers | item					8	8
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR
Bank borrowings
Spread over variable rate		0.85%	1.10%
Long-term other borrowings | Bank loans
Bank borrowings
Non-current bank borrowings					¥ 12,182	¥ 11,449
Long-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year					4.30%	4.40%
Short-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year					2.90%	3.40%
Short-term borrowings | Bank loans | Minimum
Bank borrowings
Interest rates					0.60%	0.90%	0.60%	0.90%
Short-term borrowings | Bank loans | Maximum
Bank borrowings
Interest rates					12.50%	16.50%	12.50%	16.50%
US$5.15 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $				$ 5,150
US$5.15 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate				0.95%
USD6.5 billion revolving credit facility agreement | Bank facility | Subsequent event
Bank borrowings
Amount of loan facility | $	$ 6,500
USD6.5 billion revolving credit facility agreement | Bank facility | LIBOR | Subsequent event
Bank borrowings
Spread over variable rate	0.80%